Taxation (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Tax Charge
The tax charge comprises:

Continuing operations	Six months ended 30 June 2020	Six months ended 30 June 2019 1	Year ended 31 December 2019
	£m	£m	£m
Corporation tax
Current year	35.7	187.4	423.0
Prior years	(1.7)	(19.7)	(63.4)
	34.0	167.7	359.6
Deferred tax
Current year	(6.7)	(46.7)	(78.3)
Prior years	(3.3)	(11.7)	(6.3)
	(10.0)	(58.4)	(84.6)
Tax charge	24.0	109.3	275.0
Note
1	Figures for the period ended 30 June 2019 figures have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.